Condensed Consolidated Interim Statements of Net Loss and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Expenses
Sales and marketing	$ 273,768	$ 1,097	$ 320,708	$ 2,122
Research and development	265,626	(8,539)	265,626	791,439
General and administrative	243,044	(16,123)	536,140	85,569
Professional and consulting fees	373,664	199,730	808,872	584,427
Loss before other items	(1,156,102)	(176,165)	(1,931,346)	(1,463,557)
Other items
Depreciation	(1,016)		(1,789)
Interest expense	(3,715)	(27,936)	(3,715)	(27,423)
Foreign exchange (gain)/loss	1,661	(105,581)	1,786	(115,434)
Fair value gain on convertible note	1,585,739		4,437,063
Fair value gain on warrant liability	1,678		745,428
Fair value loss on promissory notes	(101,708)		(101,708)
Fair value loss on warrant exchange	(185,064)		(185,064)
Interest income		27,936		27,423
NET GAIN/(LOSS)	141,473	(309,682)	2,960,655	(1,606,414)
Other comprehensive income/(loss)
Foreign exchange (loss)/gain on translation	(99,628)	2,776	(101,040)	5,551
TOTAL COMPREHENSIVE GAIN/(LOSS)	$ 41,845	$ (306,906)	$ 2,859,615	$ (1,600,863)
Profit/(Loss) per share - basic (in dollars per share)	$ 0.52		$ 12.84
Profit/(Loss) per share - diluted (in dollars per share)	$ 0.51		$ 12.83
WANOS - basic (in shares)	276,734		230,706
WANOS - diluted (in shares)	276,806		230,742